Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets [Abstract]
Percentage of annually appropriate 10% of their profit after taxation	10.00%
Percentage of registered capital	50.00%
Restricted amount (in Dollars)	$ 16,774,079	$ 15,241,658
Percentage of restricted net assets		25.00%